Per Share Amounts	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Per Share Amounts

11. PER SHARE AMOUNTS
A) Net Earnings (Loss) Per Common Share – Basic and Diluted

For the years ended December 31,	2025	2024
Net Earnings (Loss)	3,930	3,142
Effect of Cumulative Dividends on Preferred Shares	(14)	(36)
Net Earnings (Loss) – Basic	3,916	3,106
Effect of Stock-Based Compensation	(1)	3
Net Earnings (Loss) – Diluted	3,915	3,109

Basic – Weighted Average Number of Shares (thousands)	1,809,902	1,850,193
Dilutive Effect of Warrants	2,782	4,483
Dilutive Effect of Stock-Based Compensation	7,177	8,540
Diluted – Weighted Average Number of Shares (thousands)	1,819,861	1,863,216

Net Earnings (Loss) Per Common Share – Basic ($)	2.16	1.68
Net Earnings (Loss) Per Common Share – Diluted (1) ($)	2.15	1.67
(1)For the year ended December 31, 2025, 9.0 million common shares (2024 – 9.8 million) related to the assumed exercise of stock-based compensation were excluded from the calculation of dilutive net earnings (loss) per share as the effect was anti-dilutive.
B) Common Share Dividends

	2025		2024
For the years ended December 31,	Per Share	Amount	Per Share	Amount
Base Dividends	0.780	1,423	0.680	1,255
Variable Dividends	—	—	0.135	251
Total Common Share Dividends Declared and Paid	0.780	1,423	0.815	1,506
The declaration of common share dividends is at the sole discretion of the Company’s Board of Directors and is considered quarterly.
On February 18, 2026, the Company’s Board of Directors declared a first quarter base dividend of $0.200 per common share, payable on March 31, 2026, to common shareholders of record as at March 13, 2026.
C) Preferred Share Dividends

For the years ended December 31,	2025	2024
Series 1 First Preferred Shares	7	7
Series 2 First Preferred Shares	1	2
Series 3 First Preferred Shares	—	12
Series 5 First Preferred Shares	2	9
Series 7 First Preferred Shares	4	6
Total Preferred Share Dividends Declared	14	36
The declaration of preferred share dividends is at the sole discretion of the Company’s Board of Directors and is considered quarterly.
For the year ended December 31, 2025, the Company paid $14 million in preferred share dividends (December 31, 2024 – $45 million).
On February 18, 2026, the Company’s Board of Directors declared first quarter preferred share dividends of $2 million payable on March 31, 2026, to preferred shareholders of record as at March 13, 2026.